Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000889284
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Sterling Capital Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 31, 2023

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2023

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus, dated February 1, 2023 (the "Prospectus") with respect to the Sterling Capital Real Estate Fund:

Effective March 31, 2023, the Bloomberg US 3000 REIT Index replaced the FTSE NAREIT All Equity REITs Index as the Sterling Capital Real Estate Fund's primary benchmark. The Average Annual Total Returns table is replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2022
Sterling Capital Real Estate Fund | Bloomberg US 3000 REIT Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.08%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Sterling Capital Real Estate Fund | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.95%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[2]
Sterling Capital Real Estate Fund | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Sterling Capital Real Estate Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(30.57%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.32%	[3]
Sterling Capital Real Estate Fund | A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.92%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.45%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.66%	[3]
Sterling Capital Real Estate Fund | A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.34%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.63%	[3]
Sterling Capital Real Estate Fund | C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.88%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.39%	[3]

[1]	Effective March 31, 2023, the primary benchmark for the Fund changed from the FTSE NAREIT All Equity REITs Index to the Bloomberg US 3000 REIT Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
[2]	Returns for the FTSE NAREIT All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and the index is designed to reflect the performance of all publicly traded equity REITs as a whole.
[3]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.